Organization and Nature of Business (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Mar. 20, 2020	Mar. 19, 2020	Jun. 30, 2020	Mar. 11, 2020	Apr. 06, 2018
Debt face amount			$ 10,050
Original issue discount			$ 2,650
Credit Agreement [Member] | HLEE Finance S.a.r.l [Member]
Line of credit facility, maximum borrowing capacity				$ 100,000
Note Purchase Agreement [Member] | Senior Secured Promissory Notes [Member]
Debt face amount		$ 10,100
Proceeds from notes payable		7,400
Original issue discount		$ 2,700
AMC Agreement [Member]
Notes payable					$ 23,600
Series AA Convertible Preferred Stock [Member]
Preferred stock, par value			$ 0.0001
Preferred stock voting rights	Each share of Series AA Preferred Stock shall have 0.8 votes per share (the Voting Rate") on any matter submitted to the holders of the Common Stock for a vote and shall vote together with the Common Stock on such matters for as long as the Series AA Preferred Stock is outstanding.		Each share of Series AA Convertible Preferred Stock is entitled to 0.8 votes per share and is convertible into two shares of our common stock, only in connection with a bona fide transfer to a third party pursuant to Security and Exchange Commission (the "Commission") Rule 144.